Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MAIRS & POWER GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000061628
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Mairs and Power Growth Fund, Inc. (Prospectus Summary) | Mairs and Power Growth Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPGFX

Mairs and Power Growth Fund, Inc. (Prospectus Summary) | Mairs and Power Growth Fund, Inc.
Mairs and Power Growth Fund, Inc.
Investment Objective
The objective of the Mairs and Power Growth Fund (the Fund) is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average long-term appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mairs and Power Growth Fund, Inc. Investor Class
Management Fees	0.60%
Other Expenses (Transfer Agent, Custodian, Accounting, Legal, Audit, etc.)	0.11%
Total Annual Fund Operating Expenses	0.71%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mairs and Power Growth Fund, Inc. Investor Class	73	228	396	885

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 1.81%
of the average value of its portfolio.

Principal Investment Strategies
Common stocks are the primary emphasis in the portfolio. The Fund may also invest in foreign securities and convertible debt securities rated less than investment grade. Preference is given to holdings in high quality companies, which are characterized by earnings that are reasonably predictable, have a return on equity that is above average, hold market dominance and have financial strength. Because the Fund recognizes that smaller capitalization companies provide somewhat higher returns over longer time frames, some emphasis is placed on small companies (companies with a market capitalization of less than two billion dollars) to medium sized companies (companies with a market capitalization between two and ten billion dollars), generally located in the
Upper Midwest region. These companies may be underowned by institutional investors. The Fund seeks to keep its assets reasonably fully invested at all times, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity securities.

Principal Risks of Investing in the Fund
All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund.
The main risks of investing in the Fund are:

Market Conditions

Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management

Active management by the investment adviser in selecting and maintaining a portfolio of securities that will achieve the Fund's investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock

Common stocks represent an ownership interest in a corporation. The Fund could lose money if a company in which it invests becomes financially distressed.

Small and Midcap Securities

These companies, in which the Fund places some emphasis on, have a shorter history of operations and may be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Convertible Debt Securities Rated Less than Investment-Grade

These securities have a higher degree of credit risk. Companies that issue these lower rated securities are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Securities of Foreign Issuers and ADRs

There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks among others include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Performance Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund.
The bar chart shows changes in the Fund's performance from year to year over a
10-year period. Both the chart and the table assume that all distributions have been reinvested. Visit the Fund's website at www.mairsandpower.com, or call
800-304-7404 for current performance figures.

Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Highest and Lowest Calendar Quarters (for the past 10 years)

Highest Quarter     2nd Quarter, 2009:     + 17.71%
Lowest Quarter      4th Quarter, 2008:     - 22.23%

Average Annual Total Returns
The following table shows how the Fund's average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500 Index.

The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

(For the periods ended December 31, 2010)
Average Annual Total Returns Mairs and Power Growth Fund, Inc.	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	17.40%	3.53%	6.11%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	16.93%	3.02%	5.58%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.89%	2.98%	5.22%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Mairs and Power Growth Fund, Inc. (Prospectus Summary) | Mairs and Power Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mairs and Power Growth Fund, Inc.
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The objective of the Mairs and Power Growth Fund (the Fund) is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average long-term appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 1.81%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.81%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Common stocks are the primary emphasis in the portfolio. The Fund may also invest in foreign securities and convertible debt securities rated less than investment grade. Preference is given to holdings in high quality companies, which are characterized by earnings that are reasonably predictable, have a return on equity that is above average, hold market dominance and have financial strength. Because the Fund recognizes that smaller capitalization companies provide somewhat higher returns over longer time frames, some emphasis is placed on small companies (companies with a market capitalization of less than two billion dollars) to medium sized companies (companies with a market capitalization between two and ten billion dollars), generally located in the
Upper Midwest region. These companies may be underowned by institutional investors. The Fund seeks to keep its assets reasonably fully invested at all times, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund.
The main risks of investing in the Fund are:

Market Conditions

Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management

Active management by the investment adviser in selecting and maintaining a portfolio of securities that will achieve the Fund's investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock

Common stocks represent an ownership interest in a corporation. The Fund could lose money if a company in which it invests becomes financially distressed.

Small and Midcap Securities

These companies, in which the Fund places some emphasis on, have a shorter history of operations and may be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Convertible Debt Securities Rated Less than Investment-Grade

These securities have a higher degree of credit risk. Companies that issue these lower rated securities are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Securities of Foreign Issuers and ADRs

There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks among others include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Risk/Return Bar Chart and Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Fund.
The bar chart shows changes in the Fund's performance from year to year over a
10-year period. Both the chart and the table assume that all distributions have been reinvested. Visit the Fund's website at www.mairsandpower.com, or call
800-304-7404 for current performance figures.

Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-304-7404
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mairsandpower.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Calendar Quarters (for the past 10 years)

Highest Quarter     2nd Quarter, 2009:     + 17.71%
Lowest Quarter      4th Quarter, 2008:     - 22.23%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows how the Fund's average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500 Index.

The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	(For the periods ended December 31, 2010)
Mairs and Power Growth Fund, Inc. (Prospectus Summary) | Mairs and Power Growth Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Mairs and Power Growth Fund, Inc. | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Mairs and Power Growth Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses (Transfer Agent, Custodian, Accounting, Legal, Audit, etc.)	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	396
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	885
Annual Return 2001	rr_AnnualReturn2001	6.48%
Annual Return 2002	rr_AnnualReturn2002	(8.12%)
Annual Return 2003	rr_AnnualReturn2003	26.33%
Annual Return 2004	rr_AnnualReturn2004	17.99%
Annual Return 2005	rr_AnnualReturn2005	4.37%
Annual Return 2006	rr_AnnualReturn2006	10.24%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(28.51%)
Annual Return 2009	rr_AnnualReturn2009	22.52%
Annual Return 2010	rr_AnnualReturn2010	17.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.11%
Mairs and Power Growth Fund, Inc. | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.58%
Mairs and Power Growth Fund, Inc. | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.22%